FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2021
Financial Instruments
FINANCIAL INSTRUMENTS

12. FINANCIAL INSTRUMENTS

12.1       Financial assets

Set out below, is an overview of financial assets, other than cash and short-term deposits, held by the Group as at December 31, 2020 and June 30, 2021:

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Debt instruments at amortized cost:
Financial assets included in other receivables	32	32	5
Financial assets at fair value through profit or loss:
Listed equity investments (Note i)	138,674	104,756	16,224

Total	138,706	104,788	16,229

Total Current	138,706	104,788	16,229
Total Non-current	—	—	—

Note i

On August 17, 2020, the Company entered into a definitive share purchase agreement with Feishang Group to acquire 120,000,000 shares, or 8.69% of the equity interest in, FARL, a company listed on the Main Board of the Hong Kong Stock Exchange (the "Equity Investment"). In exchange, the Company agreed to issue 9,077,166 of its common shares to Feishang Group at a total transaction price amounting to approximately CNY78,288 (US$12,124). The total transaction price of the exchange was based on the average closing price of FARL for the five trading days before August 17, 2020, adjusted for a 27.5% discount in consideration of the impact of a lack of marketability due to the low trading volume of FARL on the Hong Kong Stock Exchange. Upon the completion of above-mentioned acquisition of shares of FARL and the issuance of the shares of the Company on August 17, 2020, the Company recognized financial assets at fair value through profit or loss amounting to CNY107,340 (US$16,623) as they were held for trading.

The fair value of the Equity Investment in FARL is determined by reference to its quoted market prices in the Hong Kong Stock Exchange.

The fair value loss of CNY26,015 (US$4,029) during the six months ended June 30, 2021 (Note 5) was recognized according to fair value changes for the six months ended June 30, 2021.

12.2 Financial liabilities

Set out below is an overview of financial liabilities of the Group as at December 31, 2020 and June 30, 2021:

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Derivatives not designated as hedging instruments:
Derivative financial liabilities (Note ii)	—	8,007	1,240
Financial liabilities at amortized cost:
Trade payables	100	100	15
Financial liabilities in other payables and accruals	3,029	3,248	503
Due to related companies	9,158	5,593	866
Due to the Shareholder	7,149	14,050	2,176
Lease liabilities, current	745	737	114
Lease liabilities, non-current	347	—	—

Total	20,528	31,735	4,914

Total current	20,181	31,735	4,914
Total non-current	347	—	—

Note ii

On January 20, 2021, the Company entered into a securities purchase agreement with certain institutional investors, pursuant to which the Company issued and sold on January 22, 2021, (i) in a registered direct offering, an aggregate of 3,960,000 of its common shares at a price of US$1.85 per share, and (ii) in a concurrent private placement, warrants initially exercisable for the purchase of an aggregate of 1,584,000 of its common shares with an initial exercise price of US$2.35 per share. Refer to Note 14 for further details.

The Company recognized the warrants issued to the investors as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY9,246 (US$ 1,427*) on the issue date as the investors have the right to exercise their warrants on a cashless basis. Per IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of CNY1,208 (US$ 187) for the six months ended June 30, 2021 (Note 5) were recognized according to fair value changes for the period from the issue date to June 30, 2021.

*	As the changes in equity from this private placement transaction are dominated in US$, the amount in US$ is the actual transaction amount and the corresponding amount in CNY was translated from US$ at the applicable exchange rate of the transaction date, January 22, 2021.

12.3 Fair value

Management assessed the fair values of cash and cash equivalents, financial assets included in other receivables, trade payables, financial liabilities in other payables and accruals, amounts due to related companies and the Shareholder, at approximately their carrying amounts largely due to the short-term maturities of these instruments.

The following table provides the fair value measurement hierarchy of the Group's financial assets and financial liabilities as at December 31, 2020 and June 30, 2021:

As of December 31, 2020	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	138,674	—	—	138,674

As of June 30, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	104,756	—	—	104,756

Financial liabilities
Derivative financial liabilities	—	8,007	—	8,007

As of June 30, 2021	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Recurring fair value measurement:

Financial assets
Financial assets at fair value through profit or loss	16,224	—	—	16,224

Financial liabilities
Derivative financial liabilities	—	1,240	—	1,240

Level 1:

Financial assets at fair value through profit or loss

The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis. As of December 31, 2020 and June 30, 2021, the Group remeasured the fair value of Equity Investment in FARL by reference to its quoted market prices in the Hong Kong Stock Exchange at each reporting date.

Level 2:

Derivative financial liabilities

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

There is no established public trading market for the warrants issued to investors on the January 22, 2021. As of June 30, 2021, the Group measured the fair value of those warrants on a recurring basis using a binomial lattice pricing model with significant inputs including the underlying spot price of the Company's ordinary shares, exercise price, time to expiration, risk-free rate and equity volatility, etc., which are all relevant observable inputs.

12.4 Financial risk

The financial instruments of the Group primarily include cash and cash equivalents, financial assets at fair value through profit or loss, certain other current assets, trade payables, other payables and certain accrued liabilities, lease liabilities, amounts due to related companies, amounts due to the Shareholder and derivative financial liabilities.

The Group is exposed to credit risk, foreign currency risk, business and economic risk and liquidity risk. The Group has not used any derivatives and other instruments for hedging purposes. The Group does not hold or issue derivative financial liabilities for trading purposes. The Group reviews and agrees policies for managing each of these risks and they are summarized below.

(a)        Credit risk

Maximum exposure and period-end staging

The tables below show the credit quality and the maximum exposure to credit risk based on the Group's credit policy, which is mainly based on the information available to the Group regarding the number of days various customer segmens are past due unless other information is available without undue cost or effort, and period-end staging classification as of December 31, 2020 and June 30, 2021. The amounts of expected credit losses ("ECLs") presented are gross carrying amounts for financial assets.

December 31, 2020	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Audited)	(Audited)	(Audited)	(Audited)
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	2,450	—	—	2,450

Total	2,482	—	—	2,482

June 30, 2021	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	CNY	CNY	CNY	CNY

Financial assets included in other receivables
- Normal*	32	—	—	32
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	32,538	—	—	32,538

Total	32,570	—	—	32,570

June 30, 2021	12-month ECLs	Lifetime ECLs
	Stage 1	Stage 2	Stage 3	Total
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
	US$	US$	US$	US$

Financial assets included in other receivables
- Normal*	5	—	—	5
- Doubtful*	—	—	—	—
Cash and cash equivalents
- Not yet past due	5,039	—	—	5,039

Total	5,044	—	—	5,044

*	The credit quality of the financial assets included in other receivables is considered to be "normal" when they are not past due and there is no information indicating that the financial assets had a significant increase in credit risk since initial recognition. Otherwise, the credit quality of the financial assets is considered to be "doubtful."

Cash and cash equivalents

The Group maintains its cash and cash equivalents primarily with various PRC state-owned banks and Hong Kong based financial institutions, which management believes are of high credit quality. The Group performs periodic evaluations of the relative credit standing of those financial institutions.

(b)	Foreign currency risk

The CNY is not freely convertible into foreign currencies. The State Administration for Foreign Exchange, under the authority of the People's Bank of China, controls the conversion of the CNY into foreign currencies. The value of the CNY is subject to changes in PRC government policies and to international economic and political developments affecting the supply and demand in the China Foreign Exchange Trading System market. All foreign exchange transactions continue to take place either through the People's Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People's Bank of China.

(c)	Business and economic risk

The Group's operations may be adversely affected by significant political, economic and social uncertainties in the PRC. Although the PRC government has been pursuing economic reform policies for more than 40 years, no assurance can be given that the PRC government will continue to pursue such policies or that such policies may not be significantly altered, especially in the event of a change in leadership, social or political disruption or unforeseen circumstances affecting the political, economic and social conditions in the PRC. There is also no guarantee that the PRC government's pursuit of economic reforms will be consistent or effective.

(d)	Liquidity risk

The Group manages its liquidity risk by regularly monitoring its liquidity requirements to ensure that it maintains sufficient cash and cash equivalents, and adequate time deposits to meet its liquidity requirements in the short and long term.

The table below summarizes the maturity profile of the Group's financial liabilities based on contractual undiscounted payments:

December 31, 2020	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Trade payables	—	100	—	—	100
Financial liabilities in other payables and accruals	—	3,029	—	—	3,029
Due to related companies	—	9,158	—	—	9,158
Due to the Shareholder	—	7,149	—	—	7,149
Lease liabilities	—	753	376	—	1,129

	—	20,189	376	—	20,565

June 30, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	8,007	—	—	—	8,007
Trade payables	—	100	—	—	100
Financial liabilities in other payables and accruals	—	3,248	—	—	3,248
Due to related companies	—	5,593	—	—	5,593
Due to the Shareholder	—	14,050	—	—	14,050
Lease liabilities	—	751	—	—	751

	8,007	23,742	—	—	31,749

June 30, 2021	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	US$	US$	US$	US$	US$

Derivative financial liabilities	1,240	—	—	—	1,240
Trade payables	—	15	—	—	15
Financial liabilities in other payables and accruals	—	503	—	—	503
Due to related companies	—	866	—	—	866
Due to the Shareholder	—	2,176	—	—	2,176
Lease liabilities	—	116	—	—	116

	1,240	3,676	—	—	4,916

(e)        Equity price risk

Equity price risk is the risk that the fair values of equity securities decrease as a result of changes in the levels of equity indices and the value of individual securities. The Group is exposed to equity price risk arising from individual equity investments included in financial assets at fair value through profit or loss (Note 12.1) as of June 30, 2021. The Group's listed investment is listed on the Hong Kong Stock Exchange and is valued at quoted market prices at the end of the reporting period.

The market equity indices for the following stock exchanges, at the close of business of the nearest trading day in the year to the end of the reporting period, and their respective highest and lowest points during the year were as follows:

		High/low
	June 30, 2021	Six months ended June 30, 2021
		31,085	/
Hong Kong – Hang Seng Index	28,828	27,473

The following table demonstrates the sensitivity to every 1% change in the fair values of the equity investments, with all other variables held constant and before any impact on tax, based on their carrying amounts at the end of the reporting period.

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
June 30, 2021	CNY	CNY	CNY

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	104,756	1,048/(1,048)	—

	Carrying amount of equity investments	Increase/ (decrease) in profit before tax	Increase/ (decrease) in equity*
June 30, 2021	US$	US$	US$

Investments listed in:
Hong Kong – Financial assets at fair value through profit or loss	16,224	162/(162)	—

*	Excluding retained earnings

(f)        Capital management

The Group monitors capital on the basis of the debt to capital ratio (gearing ratio), which is calculated as interest-bearing debt divided by total capital. Interest-bearing debt mainly includes lease liabilities. Capital includes total equity and interest-bearing debt. The gearing ratio was 0.7% as of June 30, 2021 (December 31, 2020: 1.1%).